Trade and Other Current Receivables - Summary of Aging of Trade Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Aging Of Current Trade Receivables [line items]
Total trade receivables	€ 4,538	€ 3,599
Less impairment provision for trade receivables	(188)	(160)
Trade receivables	4,350	3,439
Not overdue [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	3,440	2,714
Past due less than three months [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	747	621
Past due more than three months but less than six months [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	132	95
Past due more than six months but less than one year [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	74	59
Past due more than one year [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables	€ 145	€ 110